February 14, 2012
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:	Variable Annuity Account Seven (“Registrant”)
American General Life Insurance Company (“Depositor”)
Post-Effective Amendment No. 1 on Form N-4
File Nos.: 333-185790 and 811-09003
Polaris Platinum O-Series Variable Annuity
Ladies and Gentlemen:
     On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 1 and Amendment No. 1 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.
     The purpose of this Rule 485(a) filing is to revise disclosure in the registration statement for the variable annuity product in order to change the optional guaranteed living benefit disclosure, for prospectively issued contracts. We intend to update the financial statements of the Depositor and of the Registrant by April 26, 2013, in a 485(b) filing that will also incorporate any comments the Commission may make.
     Registrant would like to begin marketing this revised product in conjunction with annual update filings on April 30, 2013. For that to be feasible, we would appreciate receiving comments from the Staff by April 8, 2013. We would then have sufficient time to work with the Staff to address any comments, file a post-effective amendment and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff’s efforts to accommodate this schedule.
     Please contact me at 310-772-6266 if you have any questions or require any additional information.

AMERICAN GENERAL LIFE INSURANCE COMPANY
By:	/s/ Joseph F. Duronio
Joseph F. Duronio
Counsel

cc:	Jeff Foor Office of Insurance Products